ACQUISITIONS	12 Months Ended
Dec. 31, 2025
ACQUISITIONS
ACQUISITIONS

NOTE 5: ACQUISITIONS

Amperics Acquisition

On November 3, 2025, the Company completed the acquisition of certain assets of Amperics Holdings LLC and Amperics Inc. (collectively, “Amperics”) pursuant to an Asset Purchase Agreement. The sole asset acquired was proprietary technology related to Amperics’ nanotechnology-based energy-storage business, which will be integrated into Keen Labs, the Company’s AI and technology subsidiary.

The Company issued 84,375 shares of common stock to the seller in exchange for the acquired proprietary technology of Amperics, valued at the closing market price of $10.24 per share on the acquisition date, for a total purchase consideration of approximately $864,000. No cash was paid. The agreement contains no earn-outs or other contingent consideration.

Amount
Proprietary know-how and technical documents	$864,000
Total assets acquired	$864,000

The only asset acquired in the Transaction was the proprietary technology (including proprietary know-how and technical documentation) with a useful life of 10 years. We assumed only post-closing obligations under the assumed contracts and assigned intellectual property. All pre-closing liabilities, taxes, indebtedness, and other obligations remained with the sellers.

The transaction was evaluated under ASC 805 and was accounted for as an asset acquisition.

Further, in accordance with ASC 280, Segment Reporting, the Company has concluded that Amperics is included within “Others” as it does not meet the quantitative thresholds to qualify as a reportable segment.

Geo Impex Acquisition

On November 3, 2025, we acquired control of Geo Impex through an Exchange and Acquisition Agreement. Under the agreement, (i) We acquired approximately 86.22% of the voting equity interests of Geo Impex India in exchange for newly issued shares of our common stock and promissory notes indirectly through our wholly owned subsidiary in India. The remaining 13.78% is held by third-party shareholders and is reported as non-controlling interest of $984,025.

As part of the consideration, we issued 1,040,625 shares of our common stock valued at approximately $10,656,000 based on the closing price on the acquisition date and a promissory note with a principal amount of $788,900 for a total purchase price of $11,444,900.

The agreement contains no earn-outs or other contingent consideration. The number of shares issued is subject only to an equitable adjustment for stock splits between signing and closing. The promissory note has a fixed principal and no variable features.

The transaction was evaluated under ASC 805, Business Combinations. The Company concluded that the transaction did not meet the definition of a business combination and was accounted for as an asset acquisition under U.S. GAAP. The allocation of purchase consideration to identifiable assets (including land and related rights) and liabilities have been determined based on their relative fair values at the acquisition date. No goodwill was recognized.

Total fair value of the consideration transferred was approximately $12,428,924 allocated as follows:

Geo Impex
Date of Acquisition(s)	November 03, 2025
Cash	$1,796
Prepaid expenses and other current assets	35,425
Property and equipment, net	16,687,788
Total assets acquired	16,725,009
Accounts payable	8,462
Debt, net of current portion	282,446
Deferred tax liabilities	4,005,177
Total liabilities assumed	4,296,085
Net assets acquired	$12,428,924
Goodwill	$—
Non-controlling interest	$984,025

The total cost of the acquisition comprising the fair value of the consideration transferred and the non-controlling interest — was allocated to the qualified and other identifiable assets and liabilities assumed on the basis of fair values / book value as applicable.

Geo Impex was transferred to BCSSL on June 17, 2026 and its results and net assets are presented within discontinued operations for all periods presented. See Note 22, Discontinued Operations.

ATS and SESB acquisitions

On April 28, 2025, the Company entered into a stock purchase agreement with W4 Partners LLC (the “Seller”), for the purposes of acquiring from the Seller all of the issued and outstanding equity securities of Air Temp Service Co, Inc. (“ATS”) and Solar Energy Systems of Brevard, Inc (“SESB”). ATS is engaged in the business of the maintenance, repair, installation and sale of residential and commercial heating and cooling systems and other products and related services and SESB is engaged in the business of the maintenance, repair, installation and sale of solar heating systems and related services. Prior to the closing of this acquisition, both ATS and SESB were customers in the Company’s Managed Solutions reporting segment.

In connection with the transaction, the Company:

●	Issued 68,750 shares of its common stock at closing, and
●	Issued an additional 84,375 shares upon the Company’s delisting from Nasdaq on May 7, 2025 (within 90 days of closing), as required under the Stock Purchase Agreement.

The transaction was evaluated under ASC 805, Business Combinations. The Company concluded that substantially all of the fair value of the gross assets acquired was not concentrated in a single identifiable asset or group of similar identifiable assets. In addition, the acquired set includes inputs, a substantive process (an organized workforce capable of producing outputs), and outputs. Accordingly, each of ATS and SESB meets the definition of a business, and the acquisitions were accounted for using the acquisition method under ASC 805.

Contingent Consideration: The contingent share issuance (84,375 shares triggered by Nasdaq delisting within 90 days) was evaluated under ASC 480 and ASC 815-40 and classified as equity. The arrangement is indexed to the Company’s own stock (fixed number of shares, not a fixed monetary value) and meets the equity classification criteria under ASC 815-40-25 (settlement in shares only, no cash settlement provision, sufficient authorized shares). Equity-classified contingent consideration is not remeasured subsequent to the acquisition date. The additional shares were recognized at fair value on the date of the delisting event, with the change from the acquisition-date fair value recorded as a measurement-period adjustment to goodwill.

The total fair value of consideration transferred was approximately $3,646,839 and consisted of the fair value of 153,125 shares of the Company’s common stock issued to the Seller, adjusted for the settlement of a preexisting relationship, as detailed below:

	ATS	SESB	Total
Fair value of common stock issued (68,750 shares at $20.91)	$980,100	$457,380	$1,437,480
Fair value of common stock issued (84,375 shares at $20.91)	1,201,000	561,000	1,762,000
Total fair value of shares issues	$2,181,100	$1,018,380	$3,199,480
Settlement of preexisting relationship (accounts receivable / payable)	474,873	(27,514)	447,359
Total Consideration	$2,655,973	$990,866	$3,646,839

The fair value of the shares was determined based on the Company’s closing stock price on the respective dates of obligation. The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

	ATS	SESB
Date of Acquisition(s)	April 28, 2025	April 28, 2025	Total
Accounts receivable	143,886	6,171	150,057
Prepaid expenses and other current assets	143,858	—	143,858
Property and equipment, net	86,670	—	86,670
Right-of-use asset – operating lease	113,231	—	113,231
Customer relationships	200,000	140,000	340,000
Trademark	160,000	82,000	242,000
Total assets acquired	847,645	228,171	1,075,816
Accounts payable	240,014	—	240,014
Accrued expenses and other current liabilities	138,508	8,118	146,626
Debt, net of debt discount	164,772	47,892	212,664
Contract liabilities	18,400	—	18,400
Operating lease liabilities	116,798	—	116,798
Debt, net of current portion	183,155	—	183,155
Total liabilities assumed	861,647	56,010	917,657
Net assets acquired	$(14,002)	$172,161	$158,159

Goodwill	$2,669,975	$818,705	$3,488,680

The fair value of acquired customer relationships was estimated using a discounted cash flow approach based on projected earnings attributable to these relationships, with estimated useful lives of 15 years and 11 years for ATS and SESB, respectively. The fair value of acquired trade names was estimated using a relief-from-royalty method under the income approach, with estimated useful lives of 10 years for both ATS and SESB. Working capital items and property and equipment were recorded at carrying value, which approximated fair value due to their short-term nature. Deferred revenue (contract liabilities) was recognized at carrying value in accordance with ASU 2021-08.

Goodwill recognized in connection with the acquisitions primarily reflects the Company’s ability to generate synergies through the integration of these businesses, expand and deepen customer relationships, establish beachheads in strategic geographies, and realize operational efficiencies that are not separately recognized as identifiable intangible assets.

In accordance with ASC 280, Segment Reporting, the company has assessed ATS and SESB acquisitions to be part of the Owned Service Network.

CER acquisition

On April 25, 2025, ConnectM Technology Solutions Pvt. Ltd. (“ConnectM India” or “CMI”), a wholly owned subsidiary of the Company, acquired 100% of the equity shares of Cambridge Energy Resources Pvt. Ltd. (“CER”) and controlling interests in its two subsidiaries and one joint venture with equal control: (i) CER Microgrids Private Limited (“CER Microgrids”) (100%), (ii) CER Rooftop Private Limited (“CER Rooftop”) (55.64%), and (iii) CER Renewtech Private Limited (“CER Renewtech”) (50%).

This acquisition was executed under a court-supervised insolvency resolution plan approved by India’s National Company Law Tribunal (“NCLT”) under the Insolvency and Bankruptcy Code, resulted into a bargain purchase gain of approximately $2,121,079 which was reported in the accompanying Consolidated Statement of Operations and other comprehensive loss. Prior to acquisition, CER was under financial distress and undergoing insolvency proceedings. Under the NCLT-approved resolution plan:

1.	All outstanding equity shares of CER were cancelled, and ConnectM India became the sole legal and beneficial owner of CER as of the acquisition date.
2.	Certain liabilities were restructured and settled in accordance with the approved resolution plan.
3.	Control of operations, assets, and liabilities was transferred to ConnectM India at values established in the approved resolution plan.

ConnectM India committed to provide approximately $1,137,818 as a capital infusion in exchange for all of CER’s equity, of which approximately $719,897 had been funded as of December 31, 2025, with the remaining payments due for payment along with late payment surcharge levied at 9% p.a. Pursuant to the court-approved resolution plan, these funds were used to settle approved creditor claims and to recapitalize CER.

CER expands the Company’s operating presence in India’s rooftop solar distributed energy (solar and battery) and telecommunications enterprise energy-management sectors.

CER provides enterprise infrastructure solutions, including the setup, operation, and maintenance of rooftop and ground-based mobile network towers, primarily serving the telecommunications sector. Through its subsidiaries, CER also delivers distributed energy solutions for telecommunications towers, including energy storage, backup power, and hybrid microgrid systems to ensure uninterrupted tower operations. CER Rooftop focuses on the installation and maintenance of rooftop towers for telecommunications providers, while CER Microgrids develops and operates battery storage and hybrid microgrid systems that complement the Company’s broader solar and battery offerings.

The Company determined that the fair value of the consideration transferred as of the acquisition date was $1,108,640.:

Settlement of liabilities with NCLT plan	$1,137,818
Deferred consideration	(903,446)
Present value of deferred consideration	874,268
Total	$1,108,640

The Company estimated the fair value of acquired assets and liabilities as of the effective time of the business combination based on information currently available and continues to adjust those estimates upon refinement of market participant assumptions for integrating businesses. As the Company finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments may be recorded during the measurement period, but no later than one year from the date of the Business Combination. The Company will reflect measurement period adjustments, if any, in the period in which the adjustments are recognized. Final determination of the fair values may result in further adjustments to the values presented in the following table.

Presented below is the purchase price allocation for the acquisitions noted above.

CER
Date of Acquisition(s)	April 25, 2025
Cash	$324,743
Accounts receivable	76,450
Prepaid expenses and other current assets	428,775
Property and equipment, net	3,470,466
Customer relationships	117,487
Total assets acquired	4,417,921
Accounts payable	158,178
Accrued expenses and other current liabilities	358,145
Deferred tax liability	58,593
Total liabilities assumed	574,916
Net assets acquired	$3,843,005

Bargain purchase gain	$2,121,079
Non-controlling interest	$613,286

The fair value of the customer relationship intangible asset at CER Rooftop was estimated using the multi-period excess earnings method (“MPEEM”), which isolates the cash flows attributable specifically to the customer relationship after deducting contributory asset charges, and has been assigned an estimated useful life of 25 years. The valuation considered projected revenues from existing customers under long-term power purchase arrangements, expected operating margins, contributory asset charges, and a discount rate of approximately 20%. The customer relationship intangible has been recognized separately from goodwill in accordance with ASC 805-20-25-10.

The acquired accounts receivable were recorded at fair value, representing amounts that have subsequently been collected or are expected to be collected from customers. Property and equipment acquired primarily represent installation and service equipment located at CER and its subsidiaries.

CER was disposed of in connection with the BCSSL Transaction and is presented within discontinued operations for all periods presented, and previously reported segment information has been restated accordingly. See Note 22, Discontinued Operations.

Delivery Circle

On August 5, 2024, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) with an individual (“Seller”), for the purposes of acquiring from the Seller certain of the issued and outstanding equity securities of DeliveryCircle, LLC, (“DC”). DC is engaged in the business of providing dispatch and delivery services and related software.

Pursuant to the Purchase Agreement, ConnectM purchased from the Seller certain membership interests in DC, comprised of 842,157 Class A Units, 207,843 Class P Units and 3,063 Series A Units (the “Acquired Interests”), which account for approximately forty-six percent (46.0%) of the equity interests. In addition, in connection with ConnectM’s acquisition of the Acquired Interests, ConnectM will have the right to appoint four out of the seven voting members to DC’s board of directors, who will be having power to take all the decisions of operations of the entity.

ConnectM purchased the Acquired Interests in exchange for $520,000 cash consideration plus contingent consideration. The contingent consideration is the lesser of a base amount, 20% of revenue growth from the previous year, or 37% of EBITDA for the current year, is paid annually in February of the subsequent calendar year for the prior fiscal year and is applicable to the years ended December 31, 2024 through 2031. The Company used a Monte Carlo simulation model to calculate the contingent consideration’s fair value of approximately $575,690 (see Note 14).

The fair value of the purchase consideration in the acquisition is as follows:

Cash	$520,000
Contingent consideration at fair value	575,690
Noncontrolling interest at fair value	1,287,320
$2,383,010

The following table summarizes the fair values of the assets acquired and liabilities assumed and noncontrolling interest at the date of acquisition:

Cash	$699,292
Accounts receivable	620,189
Prepaid expenses and other assets	41,284
Intangible assets	586,000
Accounts payable	(218,417)
Accrued expenses and other current liabilities	(135,789)
Total identifiable net assets	1,592,559
Goodwill	$790,451

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $791,000. Goodwill largely consists of expected synergies to be realized from new ownership and is expected to not be deductible for income tax purposes. The identified intangible assets of DC’s consist of the following:

Identified intangible asset	Fair Value	Useful life
Customer relationships	$106,000	8 years
Developed technologies	400,000	5 years
Tradename	80,000	5 years
Fair value of identifiable intangible assets	$586,000

The identifiable intangible assets were valued using the income approach with the assistance of third-party appraisers. The income approach requires several judgements and assumptions, including growth rates, discount rates, customer attrition rates, expected levels of cash flows, and tax rate.

The Company recorded a payable for the cash consideration the date of closing and subsequently paid $350,000 in December 2024. As of December 31, 2025, there was no unpaid cash consideration outstanding, as the full amount had been paid.

In January 2025, the Company entered into a promissory note (the “January 2025 Note”) with the individual from whom the Company acquired a business from in August 2024 which converts the unpaid cash consideration of $170,000 and accrued interest of approximately $6,000 from accounts payable to a sellers note that matures on June 30, 2025. The unpaid balance of the principal amount bears interest at a rate of 14.0% per annum, except in the event of a default when interest increases to 19.0% per annum. An event of default is to have occurred if the unpaid principal and accrued interest thereon is not paid in full prior to the maturity date, if the Company makes an assignment for the benefit of creditors, or if the Company files for bankruptcy or another similar proceeding.

In July 2025, the Company entered into the first amendment to the January 2025 Note (the “Amended January 2025 Note”), under which the Company is required to pay the lender approximately $26,000 towards the principal, approximately $14,000 of accrued interest, and the lender’s legal fees of approximately $3,000. The Amended January 2025 Note extended the maturity date from June 30, 2025 to August 8, 2025 and increased the interest rate to 18.0% effective July 1, 2025.

In August 2025, the Company entered into a Second Amendment to the January 2025 Note (the “Second Amended January 2025 Note”), which extended the maturity date from August 8, 2025 to September 30, 2025 and required payment of an approximately $10,000 forbearance fee to the lender. These seller notes extensions were accounted for as debt modifications under ASC 470.

On October 21st, 2025, the Company fully repaid the note with a payment of $153,126, consisting of $149,790 in principal and $3,336 in accrued interest. Following this payment, the note was retired in full and all related obligations were satisfied.

In accordance with ASC 280, Segment Reporting, the company has assessed Delivery Circle to be part of the Logistics segment.

Green Energy Gains

On October 9, 2024, ConnectM entered into a purchase agreement with the owners of Green Energy Gains (“GEG”), whereby the Company has acquired all of the issued and outstanding capital stock of GEG in exchange for the issuance of 5,000 shares of the Company common stock with a fair value of $161,440 as determined using the closing share price on the date of issuance. As of acquisition date, one of the indirect owners of GEG was also the related party investor of the Company (see Note 15). GEG provides home energy assessments and modeling services that identify weatherization opportunities to reduce a home’s utility costs. The acquisition of GEG is expected to expand the Company’s customer base for its other products and services after no cost GEG home energy assessments are completed.

Prior to the acquisition, GEG was a customer in the Company’s managed services reporting segment. In connection with the acquisition, the pre-existing obligations owed to the Company from GEG were settled and total consideration was increased accordingly. In accordance with ASC 280, the company has assessed Green Energy Gains to be part of the Owned Network Service.

The fair value of the purchase consideration in the acquisition is as follows:

Fair value of shares of the Company‘s common stock issued	$161,440
Settlement of note receivable from GEG	99,636
Settlement of accounts receivable from GEG	115,854
$376,930

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$18,680
Accounts receivable	17,367
Property and equipment	35,651
Intangible assets	97,790
Accounts payable	(29,168)
Accrued expenses and other current liabilities	(22,737)
Total identifiable net assets	117,583
Goodwill	$259,347

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $259,000. Goodwill largely consists of expected synergies to be realized from new ownership and is expected to not be deductible for income tax purposes. The identified intangible assets of GEG’s consist of the following:

Identified intangible asset	Fair Value	Useful life
Customer relationships	$35,180	15 years
Acquired technologies	40,530	5 years
Tradename	22,080	4 years
Total fair value of identifiable intangible assets	$97,790

The identifiable intangible assets were valued using the income approach with the assistance of third-party appraisers. The income approach requires several judgements and assumptions, including growth rates, discount rates, customer attrition rates, expected levels of cash flows, and tax rate (see Note 14).

ConnectM acquired 60% of Green Energy Gains by issuing 2,750 common shares at fair market value of $1.009 per share (pre-split) from Srimulli Renewables LLC and 40% by issuing 2,250 common shares at fair market value of $1.009 per share (pre-split) from Greg Kendall. The two members of Srimulli Renewables LLC are also ConnectM shareholders, each holding more than 4.9% of total shares outstanding.

The results of these acquired entities are presented within the Company’s operating segments as follows:

●	ATS – reported within the Owned Service Network segment. ATS contributed approximately $1,288,000 and $483,000 of revenue and net loss respectively from the acquisition date through December 31, 2025.
●	SESB – reported within the Owned Service Network segment. SESB had $0 and $225,000 revenue and net loss respectively from the acquisition date through December 31, 2025.
●	CER – reported within the Distributed Energy & Renewables segment. That segment was disposed of in connection with the BCSSL Transaction and is presented within discontinued operations for all periods presented, and previously reported segment information has been restated accordingly. CER contributed approximately $128,000 of revenue and approximately $369,000 of net loss from the acquisition date through December 31, 2025, each of which is included within income (loss) from discontinued operations. See Note 22, Discontinued Operations.